Equipment Installment Plan Receivables (EIP Receivables) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Equipment installment plan, maximum payment term	24 months
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, gross	$ 3,230	$ 3,558
Unamortized imputed discount	(195)	(185)
Equipment installment plan receivables, net of unamortized imputed discount	3,035	3,373
Allowances for credit losses	(121)	(148)
Equipment installment plan receivables, net	2,914	3,225
Equipment Installment Plan Receivables, Net [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, net	1,930	2,378
Equipment Installment Plan Receivables Due After One Year, Net [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, net	$ 984	$ 847